Accounts payable and other	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Accounts payable and other

7 – Accounts payable and other

In millions	December 31,	2011	2010

Trade payables		$445	$383
Payroll-related accruals		343	292
Income and other taxes		130	170
Accrued interest		123	104
Accrued charges		121	97
Personal injury and other claims provisions (Note 17)		84	83
Stock-based incentives liability (Note 11)		84	37
Environmental provisions (Note 17)		63	34
Other postretirement benefits liability (Note 12)		18	18
Other		169	148
Total accounts payable and other		$1,580	$1,366